DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2012	2011
8.52% Term Loans due 2015	9,556	12,743
Less: current portion	(3,187)	(3,187)
	6,369	9,556

Schedule of Maturities of Long-term Debt	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	3,187
2014	3,187
2015	3,182
2016	—
2017	—
Thereafter	—
Total debt	9,556